Annual Total Returns[BarChart] - PIMCO Government Money Market Fund - M	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.05%	0.01%	0.02%	0.05%	0.30%	0.81%	1.78%	2.12%	0.31%